Costs and expenses by nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses by nature
Cost of goods sold and services	R$ (653,449)	R$ (570,907)	R$ (473,135)
Commercial expenses	(282,671)	(246,096)	(194,043)
General and administrative expenses	(364,773)	(465,523)	(471,626)
Impairment loss on accounts receivable	(53,003)	(55,771)	(45,904)
Other operating income	4,286	13,699	1,828
Other operating expenses	(11,862)	(28,084)	(808)
Costs and Expenses by Nature	R$ (1,361,472)	R$ (1,352,682)	R$ (1,183,688)